UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

A year ago, no one was forecasting the best year in equities since the 1990s. At the start of the year, the U.S. economy was lackluster with the start of sequestration and higher taxes and Europe was still technically in a recession and Asia was slowing down. But the easy monetary policies of central bankers helped the economic numbers turn slowly upward in economies still bogged down by the financial crisis. Not many market participants forecasted such a wonderful year which started out slowly, but gained momentum as the year continued. The world economy appears to be moving slowly upward with the U.S. leading the way for developed nations and Euroland finally eking out positive GDP numbers. Central Banks around the world were and still remain supportive the global economy with low policy rates. During the year, the Bank of Japan aggressively added to its quantitative easing program and in November the European Central Bank unexpectedly lowered its main policy rate to 0.25%. But at the end of the year, the Federal Reserve felt comfortable enough with economic growth and the declining unemployment numbers to announce the partial withdrawal of stimulus. In January of 2014, the Federal Reserve will start the tapering of their quantitative easing program removing $10 billion of the monthly $85 billion. Depending on the economic and inflation data they will likely remove all quantitative easing by the fourth quarter of 2014, but have given forward rate guidance that policy rates will remain low for a prolonged period of time.

In 2013, long-term bond yields rose sharply in the U.S. with the Federal Reserve taking its first steps to pare its unprecedented easing program. The yield on the ten-year Treasury note rose to 3.03% from 1.76% at the end of 2012. The Federal Funds rate remained at the historical low target range of 0.0% to 0.25%. The CBOE SPX Volatility Index (VIX) traded lower from 14.46 in January to 13.72 at the end of the year. The Federal Reserve is targeting the unemployment rate within a range of at 6.5% and inflation at around 2%. In 2013, the U.S. unemployment rate dropped to 6.7% from 7.9%.

For the 12 month period ended December 31, 2013, the Great-West S&P Mid Cap 400® Index Fund (Initial Class shares) returned 32.71% net of fees. The S&P MidCap 400® Index increased 33.50% on a total return basis. The mid cap space outperformed the large cap space and underperformed the small cap space, with the S&P 500® and S&P SmallCap 600® indexes ending the year at 32.39% and 41.31%, respectively. In the Russell mid cap style indexes, Growth outperformed Value. All ten sectors increased in 2013. Health care was the best performing sector in the index with a return of 46.0%. Telecommunications services was the worst performing sector, increasing only 19.4%. At the single stock level, Vertex Pharmaceuticals (VRTX) had a return of 81.7% and was the highest contributor to index performance, adding 0.74% to the index return. Rackspace Holding (RAX) was the biggest contributor to negative performance in the S&P 400® dropping 47.3% and costing the benchmark 0.34% in total return.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	S&P MidCap 400® Index
	10,000.00	10,000.00
2011*	9,664.00	9,646.00
2012	11,318.48	11,370.70
2013	15,020.92	15,179.93

*For the period from January 20, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (1/20/2011)
Initial Class	32.71%	14.81%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2013

Sector	% of Fund Investments
Basic Materials	4.11%
Communications	4.05%
Consumer, Cyclical	12.79%
Consumer, Non-cyclical	17.71%
Energy	5.22%
Financial	20.76%
Industrial	17.83%
Technology	9.00%
Utilities	4.12%
Short Term Investments	4.41%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/29/13)	Ending Account Value (12/31/13)	Expenses Paid During Period (06/29/13 – 12/31/13)

Actual	$1,000.00	$1,161.40	$3.35*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$3.13*

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

COMMON STOCK
Basic Materials — 4.19%
22,361	Albemarle Corp	$1,417,464
19,758	Ashland Inc	1,917,316
16,419	Cabot Corp	843,937
14,606	Carpenter Technology Corp (a)	908,493
32,532	Commercial Metals Co	661,376
9,297	Compass Minerals International Inc	744,225
9,683	Cytec Industries Inc	902,068
9,051	Domtar Corp	853,871
14,454	Intrepid Potash Inc (a)(b)	228,951
9,095	Minerals Technologies Inc	546,337
3,152	NewMarket Corp	1,053,241
22,352	Olin Corp (a)	644,855
21,156	Reliance Steel & Aluminum Co	1,604,471
17,217	Royal Gold Inc	793,187
36,517	RPM International Inc	1,515,821
13,343	Sensient Technologies Corp	647,402
60,731	Steel Dynamics Inc	1,186,684
22,149	Valspar Corp	1,579,002

		18,048,701

Communications — 4.13%
16,097	ADTRAN Inc	434,780
16,314	AMC Networks Inc Class A (b)	1,111,147
21,395	AOL Inc (b)	997,435
28,643	Ciena Corp (b)	685,427
13,547	Equinix Inc (b)(c)	2,403,915
11,089	FactSet Research Systems Inc (a)	1,204,044
13,434	General Cable Corp	395,094
11,117	InterDigital Inc (a)	327,840
63,755	JDS Uniphase Corp (b)	827,540
12,306	John Wiley & Sons Inc Class A	679,291
17,964	Lamar Advertising Co Class A (b)	938,619
10,315	Meredith Corp	534,317
17,209	NeuStar Inc Class A (b)	858,041
35,073	New York Times Co Class A	556,608
11,477	Plantronics Inc	533,107
37,402	Polycom Inc (b)	420,024
31,339	Rackspace Hosting Inc (b)	1,226,295
79,264	RF Micro Devices Inc (b)	409,002
27,331	Telephone & Data Systems Inc	704,593
42,058	TIBCO Software Inc (b)	945,464
40,081	tw telecom inc (b)	1,221,268
16,505	ValueClick Inc (b)	385,722

		17,799,573

Consumer, Cyclical — 13.04%
20,918	Abercrombie & Fitch Co Class A	688,411
19,997	Advance Auto Parts Inc (c)	2,213,268
19,186	Alaska Air Group Inc	1,407,677
45,855	American Eagle Outfitters Inc	660,312
12,055	Ann Inc (b)	440,731
27,538	Arrow Electronics Inc (b)	1,493,936
35,132	Ascena Retail Group Inc (b)	743,393
10,751	Bally Technologies Inc (b)	843,416
15,542	Big Lots Inc (b)	501,851
7,533	Bob Evans Farms Inc	381,094

Shares			Fair Value

Consumer, Cyclical — (continued)
18,296	Brinker International Inc	$	847,837
24,016	Brunswick Corp		1,106,177
12,325	Cabela’s Inc Class A (b)		821,585
15,008	Carter’s Inc		1,077,424
13,782	Cheesecake Factory Inc		665,257
44,442	Chico’s FAS Inc		837,287
28,594	Cinemark Holdings Inc		953,038
30,731	Copart Inc (b)		1,126,291
20,994	CST Brands Inc		770,900
9,562	Deckers Outdoor Corp (b)		807,607
27,933	Dick’s Sporting Goods Inc		1,622,907
15,318	Domino’s Pizza Inc		1,066,899
19,803	DreamWorks Animation SKG Inc Class A (a)(b)		703,007
40,800	Foot Locker Inc		1,690,752
15,687	Guess? Inc		487,395
27,185	Hanesbrands Inc		1,910,290
16,373	Herman Miller Inc		483,331
12,726	HNI Corp		494,151
8,884	HSN Inc		553,473
42,064	Ingram Micro Inc Class A (b)		986,821
7,253	International Speedway Corp Class A		257,409
84,143	JC Penney Co Inc (a)(b)		769,908
60,569	JetBlue Airways Corp (b)		517,865
21,672	KB Home (a)		396,164
10,999	Life Time Fitness Inc (b)		516,953
82,335	LKQ Corp (b)(c)		2,708,821
10,630	MDC Holdings Inc (b)		342,711
13,264	MSC Industrial Direct Co Inc Class A		1,072,660
1,173	NVR Inc (b)		1,203,510
131,772	Office Depot Inc (b)		697,074
23,290	Oshkosh Corp		1,173,350
16,875	Owens & Minor Inc		616,950
7,365	Panera Bread Co Class A (b)		1,301,322
17,574	Polaris Industries Inc (c)		2,559,477
14,555	Scientific Games Corp Class A (b)		246,416
22,121	Signet Jewelers Ltd		1,740,923
16,702	Tempur Sealy International Inc (b)		901,240
12,381	Thor Industries Inc		683,803
43,345	Toll Brothers Inc (b)		1,603,765
38,300	Tractor Supply Co (c)		2,971,314
22,018	Under Armour Inc Class A (a)(b)		1,922,171
7,165	Watsco Inc		688,270
78,191	Wendy’s Co		681,826
24,463	Williams-Sonoma Inc		1,425,704
19,276	World Fuel Services Corp		831,952

			56,218,076

Consumer, Non-cyclical — 18.05%
21,146	Aaron’s Inc		621,692
27,479	Apollo Education Group Inc Class A (b)		750,726
5,543	Bio-Rad Laboratories Inc Class A (b)		685,170
12,989	Brink’s Co		443,444
13,058	Charles River Laboratories International Inc (b)		692,596

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Consumer, Non-cyclical — (continued)
38,022	Church & Dwight Co Inc (c)	$2,520,098
26,092	Community Health Systems Inc (b)	1,024,633
27,216	Convergys Corp	572,897
13,444	Cooper Cos Inc	1,664,905
25,359	CoreLogic Inc (b)	901,005
9,330	Corporate Executive Board Co	722,422
15,371	Covance Inc (b)	1,353,570
20,359	Cubist Pharmaceuticals Inc (b)	1,402,124
24,938	Dean Foods Co (b)	428,684
13,559	Deluxe Corp	707,644
14,826	DeVry Education Group Inc	526,323
31,350	Endo Health Solutions Inc (a)(b)	2,114,871
48,170	Flowers Foods Inc	1,034,210
11,422	FTI Consulting Inc (b)	469,901
25,592	Gartner Inc Class A (b)	1,818,312
20,040	Global Payments Inc	1,302,400
35,987	Green Mountain Coffee Roasters Inc (a)(b)(c)	2,719,897
13,100	Hain Celestial Group Inc (b)	1,189,218
13,144	Harris Teeter Supermarkets Inc	648,656
71,676	Health Management Associates Inc Class A (b)	938,956
22,058	Health Net Inc (b)	654,461
23,728	Henry Schein Inc (b)(c)	2,711,161
15,938	Hill-Rom Holdings Inc	658,877
33,865	Hillshire Brands Co	1,132,446
24,468	HMS Holdings Corp (b)	556,158
74,293	Hologic Inc (b)	1,660,449
14,439	IDEXX Laboratories Inc (b)	1,535,876
21,310	Ingredion Inc	1,458,883
32,468	Jarden Corp (b)	1,991,912
5,425	Lancaster Colony Corp	478,214
20,056	Leidos Holdings Inc (a)	932,403
23,577	Lender Processing Services Inc	881,308
12,630	LifePoint Hospitals Inc (b)	667,369
15,622	Mallinckrodt PLC (b)	816,406
21,505	Manpowergroup Inc	1,846,419
13,915	Masimo Corp (b)	406,735
6,973	Matthews International Corp Class A	297,120
27,824	MEDNAX Inc (b)	1,485,245
28,425	Omnicare Inc	1,715,733
9,184	Post Holdings Inc (b)	452,496
14,965	Rent-A-Center Inc	498,933
39,007	ResMed Inc (a)	1,836,450
17,570	Rollins Inc	532,195
50,052	RR Donnelley & Sons Co	1,015,055
16,952	Salix Pharmaceuticals Ltd (b)	1,524,663
11,716	Science Applications International Corp	387,448
12,126	Scotts Miracle-Gro Co Class A	754,480
39,817	SEI Investments Co	1,382,844
58,341	Service Corp International	1,057,722
18,820	Sotheby’s	1,001,224
16,388	STERIS Corp	787,443
55,618	SUPERVALU Inc (b)	405,455
8,840	Techne Corp	836,883
11,317	Teleflex Inc	1,062,214
15,290	Thoratec Corp (b)	559,614
5,374	Tootsie Roll Industries Inc (a)	174,870

Shares		Fair Value

Consumer, Non-cyclical — (continued)
17,670	Towers Watson & Co Class A (c)	$2,254,869
13,908	Tupperware Brands Corp	1,314,723
13,584	United Natural Foods Inc (b)	1,024,098
25,622	United Rentals Inc (b)	1,997,235
12,636	United Therapeutics Corp (b)	1,428,879
6,577	Universal Corp	359,104
24,533	Universal Health Services Inc Class B	1,993,552
9,819	Valassis Communications Inc (a)	336,301
23,520	VCA Antech Inc (b)	737,587
11,924	WellCare Health Plans Inc (b)	839,688
10,694	WEX Inc (b)	1,059,027
47,656	WhiteWave Foods Co Class A (b)	1,093,229

		77,849,810

Energy — 5.32%
62,416	Alpha Natural Resources Inc (a)(b)	445,650
15,869	Atwood Oceanics Inc (b)	847,246
13,320	Bill Barrett Corp (a)(b)	356,710
5,260	CARBO Ceramics Inc	612,948
23,742	Cimarex Energy Co (c)	2,490,773
20,980	Dresser-Rand Group Inc (b)	1,251,037
11,164	Dril-Quip Inc (b)	1,227,258
19,852	Energen Corp	1,404,529
23,107	Gulfport Energy Corp (b)	1,459,207
27,368	Helix Energy Solutions Group Inc (b)	634,390
54,833	HollyFrontier Corp (c)	2,724,652
11,922	Murphy USA Inc	495,478
29,694	Oceaneering International Inc (c)	2,342,263
15,155	Oil States International Inc (b)	1,541,567
40,582	Patterson-UTI Energy Inc	1,027,536
16,216	Rosetta Resources Inc (b)	779,017
18,388	SM Energy Co	1,528,227
43,906	Superior Energy Services Inc (b)	1,168,339
11,655	Unit Corp (b)	601,631

		22,938,458

Financial — 21.16%
14,498	Affiliated Managers Group Inc (b)(c)	3,144,326
11,593	Alexander & Baldwin Inc	483,776
19,648	Alexandria Real Estate Equities Inc REIT	1,250,006
4,622	Alleghany Corp (b)	1,848,615
28,862	American Campus Communities Inc REIT	929,645
19,585	American Financial Group Inc	1,130,446
60,064	Apollo Investment Corp	509,343
35,924	Arthur J Gallagher & Co	1,685,913
18,045	Aspen Insurance Holdings Ltd	745,439
46,001	Associated Banc-Corp	800,417
23,751	Astoria Financial Corp	328,476
22,405	BancorpSouth Inc	569,535
12,374	Bank of Hawaii Corp	731,798
52,946	BioMed Realty Trust Inc REIT	959,382
21,237	BRE Properties Inc REIT	1,161,876
32,710	Brown & Brown Inc	1,026,767
23,440	Camden Property Trust REIT	1,333,267

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Financial — (continued)
19,611	Cathay General Bancorp	$524,202
24,119	CBOE Holdings Inc	1,253,223
12,630	City National Corp	1,000,549
22,287	Commerce Bancshares Inc	1,000,914
24,358	Corporate Office Properties Trust REIT	577,041
31,847	Corrections Corp of America REIT	1,021,333
14,371	Cullen/Frost Bankers Inc	1,069,634
89,360	Duke Realty Corp REIT	1,343,975
37,865	East West Bancorp Inc	1,324,139
33,355	Eaton Vance Corp	1,427,261
16,504	Equity One Inc REIT (a)	370,350
10,450	Essex Property Trust Inc REIT	1,499,680
13,100	Everest Re Group Ltd	2,041,897
30,017	Extra Space Storage Inc REIT	1,264,616
18,040	Federal Realty Investment Trust REIT	1,829,437
26,143	Federated Investors Inc Class B (a)	752,918
68,257	Fidelity National Financial Inc Class A (c)	2,214,940
28,807	First American Financial Corp	812,357
64,008	First Horizon National Corp	745,693
97,425	First Niagara Financial Group Inc	1,034,654
43,888	FirstMerit Corp	975,630
53,812	Fulton Financial Corp	703,861
7,102	Greenhill & Co Inc	411,490
21,692	Hancock Holding Co	795,663
11,717	Hanover Insurance Group Inc	699,622
27,529	HCC Insurance Holdings Inc	1,270,188
24,756	Highwoods Properties Inc REIT (a)	895,425
15,716	Home Properties Inc REIT	842,692
40,795	Hospitality Properties Trust REIT	1,102,689
16,093	International Bancshares Corp	424,694
40,565	Janus Capital Group Inc	501,789
12,223	Jones Lang LaSalle Inc	1,251,513
13,956	Kemper Corp	570,521
22,346	Kilroy Realty Corp REIT	1,121,322
39,290	Liberty Property Trust REIT	1,330,752
22,980	Mack-Cali Realty Corp REIT	493,610
10,135	Mercury General Corp	503,811
20,549	Mid-America Apartment Communities Inc REIT	1,248,146
33,358	National Retail Properties Inc REIT (a)	1,011,748
121,042	New York Community Bancorp Inc (a)	2,039,558
66,479	Old Republic International Corp	1,148,092
33,419	Omega Healthcare Investors Inc REIT	995,886
10,911	Potlatch Corp REIT	455,425
15,200	Primerica Inc	652,232
15,608	Prosperity Bancshares Inc	989,391
21,608	Protective Life Corp	1,094,661
33,809	Raymond James Financial Inc	1,764,492
34,657	Rayonier Inc REIT	1,459,060
56,181	Realty Income Corp REIT (c)	2,097,237
25,389	Regency Centers Corp REIT	1,175,511
19,510	Reinsurance Group of America Inc	1,510,269

Shares		Fair Value

Financial — (continued)
51,744	Senior Housing Properties Trust REIT	$1,150,269
12,993	Signature Bank (b)	1,395,708
25,901	SL Green Realty Corp REIT (c)	2,392,734
11,786	StanCorp Financial Group Inc	780,823
12,527	SVB Financial Group (b)	1,313,581
259,259	Synovus Financial Corp	933,332
17,564	Taubman Centers Inc REIT	1,122,691
43,533	TCF Financial Corp	707,411
18,743	Trustmark Corp	503,062
68,891	UDR Inc REIT	1,608,605
55,571	Valley National Bancorp (a)	562,379
23,552	Waddell & Reed Financial Inc Class A	1,533,706
28,756	Washington Federal Inc	669,727
23,982	Webster Financial Corp	747,759
29,705	Weingarten Realty Investors REIT	814,511
7,544	Westamerica Bancorporation	425,934
30,138	WR Berkley Corp	1,307,688

		91,254,740

Industrial — 18.18%
11,781	Acuity Brands Inc	1,287,899
27,935	AECOM Technology Corp (b)	822,127
24,883	AGCO Corp	1,472,825
8,814	Alliant Techsystems Inc	1,072,487
21,381	AO Smith Corp	1,153,291
18,234	Aptargroup Inc	1,236,448
37,691	Avnet Inc	1,662,550
27,032	B/E Aerospace Inc (b)(c)	2,352,595
17,544	Carlisle Cos Inc	1,392,994
13,789	CLARCOR Inc	887,322
15,246	Clean Harbors Inc (b)	914,150
14,970	Con-way Inc	594,459
13,327	Crane Co	896,241
37,149	Donaldson Co Inc	1,614,495
13,644	Eagle Materials Inc	1,056,455
17,100	Energizer Holdings Inc	1,850,904
8,701	Esterline Technologies Corp (b)	887,154
51,400	Exelis Inc	979,684
45,578	Fortune Brands Home & Security Inc	2,082,915
12,478	GATX Corp	650,977
13,949	Genesee & Wyoming Inc Class A (b)	1,339,801
39,686	Gentex Corp	1,309,241
16,873	Graco Inc	1,318,119
10,242	Granite Construction Inc	358,265
8,512	Greif Inc Class A	446,029
22,459	Harsco Corp	629,526
14,829	Hubbell Inc Class B	1,614,878
13,294	Huntington Ingalls Industries Inc Class A	1,196,593
22,463	IDEX Corp	1,658,893
10,988	Itron Inc (b)	455,233
24,862	ITT Corp	1,079,508
25,074	JB Hunt Transport Services Inc	1,938,220
40,685	KBR Inc	1,297,445
21,433	Kennametal Inc	1,116,016

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

Industrial — (continued)
15,602	Kirby Corp (b)	$1,548,498
12,686	Landstar System Inc	728,811
12,645	Lennox International Inc	1,075,584
22,584	Lincoln Electric Holdings Inc	1,611,143
37,150	Louisiana-Pacific Corp (b)	687,646
12,718	Martin Marietta Materials Inc	1,271,037
10,746	Matson Inc	280,578
8,221	Mettler-Toledo International Inc (b)	1,994,332
8,354	Mine Safety Appliances Co	427,808
26,833	National Instruments Corp	859,193
16,607	Nordson Corp	1,233,900
18,331	Old Dominion Freight Line Inc (b)	971,910
27,004	Packaging Corp of America	1,708,813
11,934	Regal-Beloit Corp	879,774
19,763	Rock Tenn Co Class A	2,075,313
11,550	Silgan Holdings Inc	554,631
27,805	Sonoco Products Co	1,160,025
12,471	SPX Corp	1,242,236
10,528	Tech Data Corp (b)	543,245
30,628	Terex Corp	1,286,070
13,720	Tidewater Inc	813,184
21,959	Timken Co	1,209,282
70,461	Trimble Navigation Ltd (b)(c)	2,444,997
20,994	Trinity Industries Inc	1,144,593
14,317	Triumph Group Inc	1,089,094
20,612	URS Corp	1,092,230
24,268	UTi Worldwide Inc	426,146
7,369	Valmont Industries Inc	1,098,865
35,557	Vishay Intertechnology Inc (b)	471,486
26,438	Wabtec Corp	1,963,550
33,937	Waste Connections Inc	1,480,671
11,557	Werner Enterprises Inc	285,805
16,076	Woodward Inc	733,226
14,212	Worthington Industries Inc	598,041
14,089	Zebra Technologies Corp Class A (b)	761,933

		78,379,389

Technology — 9.17%
25,946	3D Systems Corp (a)(b)(c)	2,411,162
10,979	ACI Worldwide Inc (b)	713,635
20,486	Acxiom Corp (b)	757,572
170,250	Advanced Micro Devices Inc (a)(b)	658,867
11,639	Advent Software Inc	407,249
42,236	Allscripts Healthcare Solutions Inc (b)	652,969
25,373	ANSYS Inc (b)(c)	2,212,526
117,804	Atmel Corp (b)	922,405
32,106	Broadridge Financial Solutions Inc ADR	1,268,829
78,165	Cadence Design Systems Inc (b)	1,095,873
12,103	CommVault Systems Inc (b)	906,273
59,659	Compuware Corp	668,777
12,943	Concur Technologies Inc (b)	1,335,459
32,983	Cree Inc (b)	2,063,746
35,873	Cypress Semiconductor Corp (a)	376,666
16,992	Diebold Inc	560,906
8,311	DST Systems Inc	754,140
9,582	Fair Isaac Corp	602,133

Shares		Fair Value

Technology — (continued)
35,867	Fairchild Semiconductor International Inc (b)	$478,824
29,779	Informatica Corp (b)	1,235,828
37,989	Integrated Device Technology Inc (b)	387,108
18,563	International Rectifier Corp (b)	483,937
33,206	Intersil Corp Class A	380,873
23,444	Jack Henry & Associates Inc	1,388,119
16,738	Lexmark International Inc Class A	594,534
5,878	ManTech International Corp Class A	175,929
26,537	Mentor Graphics Corp	638,746
21,080	MICROS Systems Inc (b)	1,209,360
32,503	MSCI Inc Class A (b)	1,421,031
45,609	NCR Corp (b)	1,553,443
32,905	PTC Inc (b)	1,164,508
45,536	Riverbed Technology Inc (b)	823,291
26,511	Rovi Corp (b)	522,002
18,009	Semtech Corp (b)	455,267
11,063	Silicon Laboratories Inc (b)	479,138
51,612	Skyworks Solutions Inc (b)	1,474,039
18,255	SolarWinds Inc (b)	690,587
18,922	Solera Holdings Inc	1,338,921
66,841	SunEdison Inc (b)	872,275
42,428	Synopsys Inc (b)	1,721,304
52,466	Teradyne Inc (b)	924,451
28,944	VeriFone Systems Inc (b)	776,278

		39,558,980

Utilities — 4.20%
30,483	Alliant Energy Corp	1,572,923
48,548	Aqua America Inc	1,145,247
24,943	Atmos Energy Corp	1,132,911
11,841	Black Hills Corp	621,771
16,043	Cleco Corp	747,925
42,339	Great Plains Energy Inc	1,026,297
26,178	Hawaiian Electric Industries Inc (a)	682,199
13,346	IDACORP Inc	691,857
51,889	MDU Resources Group Inc	1,585,209
22,976	National Fuel Gas Co	1,640,486
54,469	OGE Energy Corp	1,846,499
22,229	PNM Resources Inc	536,163
48,189	Questar Corp	1,107,865
31,379	UGI Corp	1,300,973
21,836	Vectren Corp	775,178
34,957	Westar Energy Inc	1,124,567
14,412	WGL Holdings Inc	577,345

		18,115,415

TOTAL COMMON STOCK — 97.44% (Cost $323,922,710)		$420,163,142

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount		Fair Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.05%
$ 200,000	Federal Home Loan Mortgage Corp 0.01%, 01/02/2014	$200,000

U.S. Treasury Bonds and Notes — 0.11%
	U.S. Treasury Bills (d)
230,000	0.07%, 03/27/2014	229,960
155,000	0.08%, 06/26/2014	154,939
95,000	0.06%, 03/13/2014	94,989

		479,888

Reverse Repurchase Agreements — 4.33%
4,440,310	Undivided interest of 11.06% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $4,440,310 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102. (e)	4,440,310

4,440,310	Undivided interest of 14.43% in a reverse repurchase agreement (principal amount/value $30,782,806 with a maturity value of $30,782,840) with Citigroup Global Markets Inc, 0.02%, dated 12/31/13 to be repurchased at $4,440,310 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 2.08% - 11.00%, 12/15/15 - 8/15/53, with a value of $31,398,462. (e)	4,440,310

Principal Amount		Fair Value

Reverse Repurchase Agreements — (continued)
$ 4,440,310	Undivided interest of 18.07% in a reverse repurchase agreement (principal amount/value $24,572,243 with a maturity value of $24,572,257) with HSBC Securities (USA) Inc, 0.01%, dated 12/31/13 to be repurchased at $4,440,310 on 1/2/14 collateralized by a U.S. Treasury security, 0.88%, 9/15/16, with a value of $25,063,775. (e)	$4,440,310

934,794	Undivided interest of 11.37% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $934,794 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% - 9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328. (e)(f)	934,794

4,440,310	Undivided interest of 9.13% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $4,440,310 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (e)	4,440,310

		18,696,034

TOTAL SHORT TERM INVESTMENTS — 4.49% (Cost $19,375,922)		$19,375,922

TOTAL INVESTMENTS — 101.93% (Cost $343,298,632)		$439,539,064

OTHER ASSETS & LIABILITIES, NET — (1.93)%		$(8,332,772)

TOTAL NET ASSETS — 100.00%		$431,206,292

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of December 31, 2013

(a)	All or a portion of the security is on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
(f)	The rate of the reverse repurchase agreement was less than 0.01%.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P Mid 400® Emini Long Futures	84	USD	$11,250,960	March 2014	$293,859

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West S&P Mid Cap 400® Index Fund

ASSETS:
Investments in securities, fair value (including $18,256,119 of securities on loan)(a)	$420,843,030
Reverse repurchase agreements, fair value(b)	18,696,034
Cash	10,350,425
Subscriptions receivable	602,387
Variation margin on futures contracts	28,812
Dividends receivable	391,205

Total Assets	450,911,893

LIABILITIES:
Payable to investment adviser	220,382
Payable upon return of securities loaned	18,696,034
Redemptions payable	789,185

Total Liabilities	19,705,601

NET ASSETS	$431,206,292

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,058,032
Paid-in capital in excess of par	328,761,742
Net unrealized appreciation on investments and futures contracts	96,534,291
Accumulated net realized gain on investments and futures contracts	2,852,227

NET ASSETS	$431,206,292

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	30,580,318

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$14.10

(a) Cost of investments	$324,602,598
(b) Cost of reverse repurchase agreements	$18,696,034

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West S&P Mid Cap 400® Index Fund

INVESTMENT INCOME:
Interest	$1,344
Income from securities lending	127,214
Dividends	5,385,939

Total Income	5,514,497

EXPENSES:
Management fees	2,108,986

Total Expenses	2,108,986

NET INVESTMENT INCOME	3,405,511

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	9,995,221
Net realized gain on futures contracts	2,583,811

Net Realized Gain on Investments	12,579,032

Net change in unrealized appreciation on investments	80,476,868
Net change in unrealized appreciation on futures contracts	182,445

Net Change in Unrealized Appreciation on Investments	80,659,313

Net Realized and Unrealized Gain on Investments and Futures Contracts	93,238,345

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,643,856

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West S&P Mid Cap 400® Index Fund

OPERATIONS:
Net investment income	$3,405,511	$2,223,249
Net realized gain on investments	12,579,032	2,914,714
Net change in unrealized appreciation on investments	80,659,313	21,462,134

Net Increase in Net Assets Resulting from Operations	96,643,856	26,600,097

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,987,286)	(3,394,166)
From net realized gains	(7,119,263)	(2,063,271)

Total Distributions	(13,106,549)	(5,457,437)

CAPITAL SHARE TRANSACTIONS:
Shares sold	180,046,266	148,774,498
Shares issued in reinvestment of distributions	13,106,549	5,457,437
Shares redeemed	(101,201,566)	(32,372,347)

Net Increase in Net Assets Resulting from Capital Share Transactions	91,951,249	121,859,588

Total Increase in Net Assets	175,488,556	143,002,248

NET ASSETS:
Beginning of year	255,717,736	112,715,488

End of year	$431,206,292	$255,717,736

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	14,125,060	14,070,404
Shares issued in reinvestment of distributions	950,977	506,773
Shares redeemed	(7,803,528)	(3,028,753)

Net Increase	7,272,509	11,548,424

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West S&P Mid Cap 400® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.97		$9.59		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(b)	0.13	(b)	0.07
Net realized and unrealized gain (loss)	3.45		1.50		(0.41)

Total From Investment Operations	3.58		1.63		(0.34)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.16)		(0.07)
From net realized gains	(0.24)		(0.09)		–

Total Distributions	(0.45)		(0.25)		(0.07)

NET ASSET VALUE, END OF YEAR	$14.10		$10.97		$9.59

TOTAL RETURN(c)	32.71%		17.12%		(3.36%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$431,206		$255,718		$112,715
Ratio of expenses to average net assets	0.60%		0.60%		0.60%	(e)
Ratio of net investment income to average net assets	0.97%		1.24%		0.86%	(e)
Portfolio turnover rate	13%		10%		16%

(a)	The Fund’s inception date was January 20, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - December 31, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	413,964,606	$	—	$	—	$	413,964,606
Foreign Common Stock		6,198,536		—		—		6,198,536
Short Term Investments		—		19,375,922		—		19,375,922
Derivative Investments:
Futures Contracts (a)		293,859		—		—		293,859

Total Investments	$	420,457,001	$	19,375,922	$	0	$	439,832,923

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 through 2013.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$2,581,775	$(2,581,775)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

		2013		2012
Distributions paid from:
Ordinary income	$	5,987,286	$	3,394,166
Long-term capital gain		7,119,263		2,063,271

	$	13,106,549	$	5,457,437

Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$797,819
Undistributed capital gains	2,292,861

Net accumulated earnings	3,090,680

Net unrealized appreciation on investments	96,295,838
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$99,386,518

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss

Annual Report - December 31, 2013

equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 94 futures contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

	Asset Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$293,859	(a)

(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain/(Loss)		Net Change in Unrealized Gain/(Loss)
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (future contracts)	Net realized gain on futures contracts	$2,583,811	Net change in unrealized appreciation on futures contracts	$182,445

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $130,239,714 and $43,692,362, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $343,243,226. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $104,288,293 and gross depreciation of investments in which there was an excess of tax cost over value of $7,992,455 resulting in net appreciation of $96,295,838.

Annual Report - December 31, 2013

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $18,256,119 and received collateral of $18,696,034 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 59% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (the Fund), one of the funds of Great-West Funds, Inc. (the “Great-West Funds”) as of December 31, 2013, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from January 20, 2011 (inception) to December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Mid Cap 400® Index Fund as of December 31, 2013, the results of its operations for the year then ended, the change in its net assets and the financial highlights for the two years then ended and the period from January 20, 2011 (inception) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.            CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)  Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds primary investment adviser.

Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.          SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.          CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.          EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014